Receivables From and Payables to Brokers, Dealers and Clearing Organizations (Tables)	12 Months Ended
Dec. 31, 2025
Receivables From and Payables to Brokers, Dealers and Clearing Organizations [Abstract]
Schedule of Receivables from and Payables to Brokers

Our receivables from and payables to brokers, dealers and clearing organizations consisted of the following as of December 31, 2025 and 2024:

	2025	2024
Receivable from brokers, dealers, and clearing organizations:
Receivable from brokers and dealers	$158,091,446	$38,047,956
Receivable from clearing organization	404,869,699	224,045,084
Total	562,961,145	262,093,040
Payable to brokers, dealers, and clearing organizations:
Payable to brokers and dealers	3,042,114	1,192,873
Payable due to clearing organizations	439,001	297,664
Total	$3,481,115	$1,490,537